RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Classes of assets and liabilities table) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	$ 799	$ 223	$ 63	$ 150
Restricted cash	181	121
Trade and other receivables excluding prepaid	442	365
Other Current Assets	112	89
Due from related parties	60	54
Financial instrument assets	185	200
Equity-accounted investments	721	206	197	273
Property, plant and equipment, at fair value	27,096	25,257	18,358	$ 18,566
Goodwill	901	896
Deferred income tax assets	177	150
Other long-term assets	230	176
Total assets	30,904	27,737
Accounts payable and accrued liabilities	542	467
Financial instrument liabilities	270	228
Due to related parties	112	76
Borrowings	11,766	10,182	$ 7,338
Deferred income tax liabilities	3,588	3,802
Other long-term liabilities	344	310
Total liabilities	16,622	15,065
Cash, loans and receivables
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	799	223
Restricted cash	181	121
Trade and other receivables excluding prepaid	442	365
Other Current Assets	0	0
Due from related parties	60	54
Financial instrument assets	0	0
Equity-accounted investments	0	0
Property, plant and equipment, at fair value	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Other long-term assets	103	129
Total assets	1,585	892
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	0	0
Due to related parties	0	0
Borrowings	0	0
Deferred income tax liabilities	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Assets/liabilities
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade and other receivables excluding prepaid	0	0
Other Current Assets	0	0
Due from related parties	0	0
Financial instrument assets	20	14
Equity-accounted investments	0	0
Property, plant and equipment, at fair value	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Other long-term assets	0	0
Total assets	20	14
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	145	11
Due to related parties	0	0
Borrowings	0	0
Deferred income tax liabilities	0	0
Other long-term liabilities	0	0
Total liabilities	145	11
Derivatives used for hedging
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade and other receivables excluding prepaid	0	0
Other Current Assets	0	0
Due from related parties	0	0
Financial instrument assets	6	50
Equity-accounted investments	0	0
Property, plant and equipment, at fair value	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Other long-term assets	0	0
Total assets	6	50
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	125	217
Due to related parties	0	0
Borrowings	0	0
Deferred income tax liabilities	0	0
Other long-term liabilities	0	0
Total liabilities	125	217
Other Financial Assets Liabilities
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade and other receivables excluding prepaid	0	0
Other Current Assets	0	0
Due from related parties	0	0
Financial instrument assets	159	136
Equity-accounted investments	0	0
Property, plant and equipment, at fair value	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Other long-term assets	0	0
Total assets	159	136
Accounts payable and accrued liabilities	542	467
Financial instrument liabilities	0	0
Due to related parties	112	76
Borrowings	11,766	10,182
Deferred income tax liabilities	0	0
Other long-term liabilities	344	310
Total liabilities	12,764	11,035
Nonfinancial assets and nonfinancial liabilities
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade and other receivables excluding prepaid	0	0
Other Current Assets	112	89
Due from related parties	0	0
Financial instrument assets	0	0
Equity-accounted investments	721	206
Property, plant and equipment, at fair value	27,096	25,257
Goodwill	901	896
Deferred income tax assets	177	150
Other long-term assets	127	47
Total assets	29,134	26,645
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	0	0
Due to related parties	0	0
Borrowings	0	0
Deferred income tax liabilities	3,588	3,802
Other long-term liabilities	0	0
Total liabilities	$ 3,588	$ 3,802